JPMorgan International Research Enhanced Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.0%
Australia — 6.5%
Aurizon Holdings Ltd.	2,071,900	5,864,092
BHP Group Ltd.	1,435,852	39,292,602
Commonwealth Bank of Australia	433,554	30,789,869
CSL Ltd.	179,007	36,448,858
Dexus, REIT	2,388,355	16,049,766
Goodman Group, REIT	1,779,461	26,042,517
GPT Group (The), REIT	1,502,987	4,835,409
Insurance Australia Group Ltd.	1,644,938	5,175,903
Macquarie Group Ltd.	155,566	19,909,865
Medibank Pvt Ltd.	4,267,757	10,261,962
Mirvac Group, REIT	4,889,366	7,407,320
National Australia Bank Ltd.	699,289	15,102,200
Newcrest Mining Ltd.	291,680	3,930,754
QBE Insurance Group Ltd.	648,445	5,243,147
Rio Tinto Ltd.	646,156	44,768,622
Rio Tinto plc	328,496	19,831,148
Wesfarmers Ltd.	369,637	12,111,348
Westpac Banking Corp.	1,977,549	29,946,317
Woodside Petroleum Ltd.	259,460	5,858,727
Woolworths Group Ltd.	648,400	17,058,811
		355,929,237
Belgium — 0.5%
KBC Group NV	456,432	23,906,541
China — 0.6%
BOC Hong Kong Holdings Ltd.	3,941,500	14,257,646
Prosus NV *	301,945	19,697,384
		33,955,030
Denmark — 3.6%
Carlsberg A/S, Class B	243,108	31,444,063
Genmab A/S *	18,306	6,513,642
Novo Nordisk A/S, Class B	967,609	112,701,154
Orsted A/S (a)	341,512	39,757,684
Vestas Wind Systems A/S	232,700	6,116,228
		196,532,771
Finland — 0.8%
Kone OYJ, Class B	157,721	7,208,080
Nokia OYJ	2,173,016	11,318,338
Nordea Bank Abp	2,661,129	26,238,663
		44,765,081
France — 11.3%
Air Liquide SA	418,211	57,496,656
Airbus SE	159,786	17,228,401
Alstom SA (b)	520,585	12,372,073
BNP Paribas SA	893,549	42,217,801
Capgemini SE	258,468	49,299,406
Euroapi SA *	1	17

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Kering SA	42,868	24,541,565
L'Oreal SA	191,534	72,410,852
LVMH Moet Hennessy Louis Vuitton SE	156,293	108,522,798
Pernod Ricard SA	70,360	13,821,836
Safran SA	239,637	26,339,841
Sanofi	192,372	19,116,689
Societe Generale SA	614,103	13,759,838
TotalEnergies SE	1,370,231	69,987,808
Veolia Environnement SA	1,327,699	33,206,892
Vinci SA	548,300	52,559,369
		612,881,842
Germany — 8.8%
adidas AG	153,233	26,508,021
Allianz SE (Registered)	321,793	58,439,620
BASF SE	68,017	3,031,193
Bayer AG (Registered)	272,198	15,877,378
Brenntag SE	85,598	6,012,843
Daimler AG	77,551	4,573,494
Deutsche Post AG (Registered)	820,865	32,785,246
Deutsche Telekom AG (Registered)	3,273,040	62,184,457
Infineon Technologies AG	1,209,261	33,163,377
Merck KGaA	99,936	19,033,891
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	150,017	34,009,794
RWE AG	1,114,999	45,868,814
SAP SE	380,304	35,471,995
Siemens AG (Registered)	276,636	30,857,109
Symrise AG	95,030	11,088,637
Volkswagen AG (Preference)	194,944	27,563,112
Vonovia SE	723,211	24,097,262
Zalando SE * (a)	247,676	6,972,855
		477,539,098
Hong Kong — 2.7%
AIA Group Ltd.	5,246,000	52,704,729
CK Asset Holdings Ltd.	1,751,648	12,401,196
CLP Holdings Ltd.	675,500	5,727,951
Hong Kong Exchanges & Clearing Ltd.	611,800	28,075,782
Link, REIT	1,636,500	13,704,589
Sun Hung Kai Properties Ltd.	754,000	9,000,602
Techtronic Industries Co. Ltd.	1,479,500	16,417,464
Xinyi Glass Holdings Ltd.	4,834,000	9,534,263
		147,566,576
Ireland — 0.4%
Kingspan Group plc	288,397	18,667,404
Italy — 0.6%
Enel SpA	533,628	2,690,162

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
FinecoBank Banca Fineco SpA	1,787,727	22,217,817
UniCredit SpA	909,167	8,991,380
		33,899,359
Japan — 22.2%
AGC, Inc.	211,200	7,698,927
Asahi Group Holdings Ltd.	777,200	27,020,402
Asahi Kasei Corp.	2,388,700	19,163,128
Bridgestone Corp.	753,900	29,406,525
Capcom Co. Ltd.	438,400	12,186,437
Central Japan Railway Co.	207,600	24,309,311
Daiichi Sankyo Co. Ltd.	1,184,000	31,393,424
Daikin Industries Ltd.	101,583	17,815,457
Daito Trust Construction Co. Ltd.	23,400	2,218,380
Daiwa House Industry Co. Ltd.	953,100	23,549,265
Dentsu Group, Inc.	791,800	27,658,823
Fast Retailing Co. Ltd.	11,300	6,843,176
Hitachi Ltd.	853,200	43,195,857
Honda Motor Co. Ltd.	1,276,572	32,714,966
Hoya Corp.	341,300	34,195,408
ITOCHU Corp.	1,018,800	29,656,928
Japan Airlines Co. Ltd. *	436,200	7,556,385
Kao Corp.	379,700	16,514,833
Keyence Corp.	106,600	42,250,076
Konami Group Corp.	250,600	14,811,831
Kubota Corp.	1,064,400	17,672,607
Kyowa Kirin Co. Ltd.	642,100	15,137,654
Mitsubishi Corp.	897,400	26,670,082
Mitsubishi UFJ Financial Group, Inc.	4,204,750	23,691,631
Mitsui Fudosan Co. Ltd.	1,223,100	27,335,592
Murata Manufacturing Co. Ltd.	415,300	24,257,969
Nidec Corp.	172,900	12,015,523
Nintendo Co. Ltd.	25,200	11,268,770
NIPPON EXPRESS HOLDINGS, Inc.	202,300	12,088,523
Nippon Paint Holdings Co. Ltd.	1,958,100	14,968,057
Nippon Steel Corp.	332,100	4,941,727
Nippon Telegraph & Telephone Corp.	1,263,500	36,092,287
Nitori Holdings Co. Ltd.	81,900	8,664,904
Nomura Research Institute Ltd.	603,000	18,116,718
Ono Pharmaceutical Co. Ltd.	721,900	20,299,049
ORIX Corp.	1,287,000	22,936,693
Otsuka Corp.	533,600	16,640,681
Recruit Holdings Co. Ltd.	521,900	19,504,999
Rohm Co. Ltd.	185,100	13,736,390
Seven & i Holdings Co. Ltd.	527,100	21,484,707
Shimadzu Corp.	343,900	12,235,601
Shin-Etsu Chemical Co. Ltd.	234,700	30,063,728
Shionogi & Co. Ltd.	310,700	15,936,261

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
SoftBank Group Corp.	319,100	13,404,370
Sony Group Corp.	633,515	53,739,780
Sumitomo Electric Industries Ltd.	1,412,000	15,742,098
Sumitomo Metal Mining Co. Ltd.	407,100	12,800,776
Sumitomo Mitsui Financial Group, Inc.	1,156,100	36,269,288
Suzuki Motor Corp.	625,500	20,503,489
T&D Holdings, Inc.	1,243,400	14,072,856
Takeda Pharmaceutical Co. Ltd.	148,000	4,342,351
Terumo Corp.	733,500	25,044,329
Tokio Marine Holdings, Inc.	654,900	38,337,805
Tokyo Electron Ltd.	103,600	35,658,452
Toyota Motor Corp.	3,627,800	58,882,961
ZOZO, Inc.	242,000	5,227,608
		1,209,945,855
Luxembourg — 0.1%
ArcelorMittal SA	296,201	7,308,448
Malta — 0.0% ^
BGP Holdings plc ‡ *	448,859	1,568
Netherlands — 6.5%
Adyen NV * (a)	9,012	16,210,548
Akzo Nobel NV	279,393	18,803,303
ASML Holding NV	203,058	116,709,289
Koninklijke Ahold Delhaize NV	632,225	17,410,675
Koninklijke DSM NV	150,262	24,064,339
Koninklijke KPN NV	8,485,908	27,994,948
Koninklijke Philips NV	210,377	4,354,016
NN Group NV	673,613	31,607,572
Shell plc	2,927,417	78,092,741
Wolters Kluwer NV	193,126	20,973,933
		356,221,364
Norway — 0.1%
Aker BP ASA	97,767	3,397,044
Singapore — 0.9%
DBS Group Holdings Ltd.	1,602,365	36,563,325
Oversea-Chinese Banking Corp. Ltd.	782,200	6,628,911
United Overseas Bank Ltd.	287,100	5,728,030
		48,920,266
Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	7,197,437	32,616,449
Banco Santander SA	2,875,135	7,193,220
Endesa SA	222,537	4,078,978
Iberdrola SA	5,800,127	61,936,545
Industria de Diseno Textil SA	831,937	20,205,223
		126,030,415

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — 2.0%
Atlas Copco AB, Class A	2,734,728	31,967,241
Boliden AB	379,138	12,670,365
SKF AB, Class B	1,266,394	21,312,698
Volvo AB, Class B	2,460,854	44,182,268
		110,132,572
Switzerland — 8.5%
Cie Financiere Richemont SA (Registered)	109,825	13,242,436
Givaudan SA (Registered)	6,725	23,507,625
Julius Baer Group Ltd.	92,207	4,768,028
Lonza Group AG (Registered)	82,940	50,406,919
Nestle SA (Registered)	1,287,009	157,693,735
Novartis AG (Registered)	1,043,839	89,696,735
SGS SA (Registered)	10,328	25,205,153
Sika AG (Registered)	136,374	33,696,304
UBS Group AG (Registered)	1,330,026	21,733,055
Zurich Insurance Group AG	101,960	44,508,433
		464,458,423
Taiwan — 0.1%
Sea Ltd., ADR *	48,354	3,690,377
United Kingdom — 14.1%
3i Group plc	3,266,123	50,748,214
AstraZeneca plc	675,787	88,893,895
Barclays plc	21,622,232	41,418,787
Berkeley Group Holdings plc *	515,267	26,702,942
BP plc	15,227,193	74,525,906
British American Tobacco plc	624,632	24,475,364
CK Hutchison Holdings Ltd.	613,625	4,070,346
DCC plc	152,131	9,932,536
Diageo plc	1,615,175	76,513,849
Haleon plc *	539,266	1,916,304
HSBC Holdings plc	4,751,496	29,763,178
InterContinental Hotels Group plc	528,322	31,316,354
Intertek Group plc	72,850	3,893,484
Lloyds Banking Group plc	68,494,913	37,922,786
London Stock Exchange Group plc	51,479	5,023,974
Prudential plc	1,506,142	18,577,343
Reckitt Benckiser Group plc	600,740	48,728,896
RELX plc	1,898,642	56,217,781
SSE plc (b)	1,823,238	39,379,022
Standard Chartered plc	4,434,318	30,564,391
Taylor Wimpey plc	5,182,326	8,066,189
Tesco plc	8,708,291	27,928,682
Unilever plc	656,657	31,993,068
		768,573,291
United States — 4.4%
Ferguson plc	43,189	5,433,123

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
GSK plc	431,408	9,063,973
Roche Holding AG	374,881	124,462,185
Schneider Electric SE	420,259	58,123,493
Stellantis NV	3,010,282	43,228,439
		240,311,213
Total Common Stocks (Cost $4,929,852,089)		5,284,633,775
Short-Term Investments — 3.2%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (c) (d)(Cost $138,647,709)	138,612,339	138,640,062
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	29,017,222	29,002,713
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	8,327,638	8,327,638
Total Investment of Cash Collateral from Securities Loaned (Cost $37,327,850)		37,330,351
Total Short-Term Investments (Cost $175,975,559)		175,970,413
Total Investments — 100.2% (Cost $5,105,827,648)		5,460,604,188
Liabilities in Excess of Other Assets — (0.2)%		(10,248,354)
NET ASSETS — 100.0%		5,450,355,834

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $36,315,086.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	10.4%
Banks	9.4
Insurance	5.7
Chemicals	4.3
Oil, Gas & Consumable Fuels	4.3
Semiconductors & Semiconductor Equipment	3.7
Automobiles	3.4
Textiles, Apparel & Luxury Goods	3.2
Food Products	2.9
Electric Utilities	2.8
Machinery	2.8
Beverages	2.7
Metals & Mining	2.7
Capital Markets	2.4
Diversified Telecommunication Services	2.3
Professional Services	2.3
Personal Products	2.3
IT Services	1.8
Real Estate Management & Development	1.8
Household Durables	1.6
Industrial Conglomerates	1.6
Food & Staples Retailing	1.5
Electronic Equipment, Instruments & Components	1.4
Electrical Equipment	1.4
Equity Real Estate Investment Trusts (REITs)	1.2
Trading Companies & Distributors	1.2
Health Care Equipment & Supplies	1.2
Building Products	1.0
Construction & Engineering	1.0
Others (each less than 1.0%)	12.5
Short-Term Investments	3.2
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	908	09/15/2022	AUD	109,722,870	6,649,113

Abbreviations
AUD	Australian Dollar
SPI	Australian Securities Exchange

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$355,929,237	$—	$355,929,237
Belgium	—	23,906,541	—	23,906,541

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
China	$—	$33,955,030	$—	$33,955,030
Denmark	—	196,532,771	—	196,532,771
Finland	—	44,765,081	—	44,765,081
France	17	612,881,825	—	612,881,842
Germany	—	477,539,098	—	477,539,098
Hong Kong	—	147,566,576	—	147,566,576
Ireland	—	18,667,404	—	18,667,404
Italy	—	33,899,359	—	33,899,359
Japan	—	1,209,945,855	—	1,209,945,855
Luxembourg	—	7,308,448	—	7,308,448
Malta	—	—	1,568	1,568
Netherlands	—	356,221,364	—	356,221,364
Norway	—	3,397,044	—	3,397,044
Singapore	—	48,920,266	—	48,920,266
Spain	—	126,030,415	—	126,030,415
Sweden	—	110,132,572	—	110,132,572
Switzerland	—	464,458,423	—	464,458,423
Taiwan	3,690,377	—	—	3,690,377
United Kingdom	1,916,304	766,656,987	—	768,573,291
United States	—	240,311,213	—	240,311,213
Total Common Stocks	5,606,698	5,279,025,509	1,568	5,284,633,775
Short-Term Investments
Investment Companies	138,640,062	—	—	138,640,062
Investment of Cash Collateral from Securities Loaned	37,330,351	—	—	37,330,351
Total Short-Term Investments	175,970,413	—	—	175,970,413
Total Investments in Securities	$181,577,111	$5,279,025,509	$1,568	$5,460,604,188
Appreciation in Other Financial Instruments
Futures Contracts	$6,649,113	$—	$—	$6,649,113
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022*
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (a) (b)	$—	$152,153,215	$13,505,077	$(429)	$(7,647)	$138,640,062	138,612,339	$237,155	$—

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

For the period ended July 31, 2022*
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (a) (b)	$93,239,130	$1,617,415,516	$1,710,653,495	$(1,635)	$484	$—	—	$222,009	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	82,347,090	524,000,000	577,361,000	14,121	2,502	29,002,713	29,017,222	145,923	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	10,122,536	597,465,748	599,260,646	—	—	8,327,638	8,327,638	54,895	—
Total	$185,708,756	$2,891,034,479	$2,900,780,218	$12,057	$(4,661)	$175,970,413		$659,982	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.
*
As of the close of business on June 13, 2022, JPMorgan International Research Enhanced Equity Fund (the "Acquired fund"), a series of
JPMorgan Trust I Funds, reorganized ("the Reorganization") into a newly created exchange-traded fund, JPMorgan International Research
Enhanced Equity ETF (the "Fund"). Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the
Fund. The table includes transactions from the Acquired Fund for the period November 1, 2021 through June 13, 2022.